Segment Information - Summary of Revenue from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Revenues	$ 823,666	$ 783,348	$ 722,238
Retail
Disclosure Of Operating Segments [Line Items]
Revenues	504,159	478,494	421,930
Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	289,243	270,789	260,055
Other
Disclosure Of Operating Segments [Line Items]
Revenues	30,264	34,065	40,253
Europe & International
Disclosure Of Operating Segments [Line Items]
Revenues	434,263	408,410	356,629
Europe & International | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	351,818	331,993	288,382
Europe & International | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	80,261	72,908	67,310
Europe & International | Other
Disclosure Of Operating Segments [Line Items]
Revenues	2,184	3,509	937
North America
Disclosure Of Operating Segments [Line Items]
Revenues	274,455	250,264	223,880
North America | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	140,842	127,700	118,870
North America | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	125,639	116,832	101,166
North America | Other
Disclosure Of Operating Segments [Line Items]
Revenues	7,974	5,732	3,844
Greater China
Disclosure Of Operating Segments [Line Items]
Revenues	114,948	124,674	141,729
Greater China | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	11,499	18,801	14,678
Greater China | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	83,343	81,049	91,579
Greater China | Other
Disclosure Of Operating Segments [Line Items]
Revenues	20,106	24,824	35,472
US
Disclosure Of Operating Segments [Line Items]
Revenues	269,541	247,049	220,981
UK
Disclosure Of Operating Segments [Line Items]
Revenues	126,688	134,967	124,948
Germany
Disclosure Of Operating Segments [Line Items]
Revenues	120,068	104,854	79,764
China
Disclosure Of Operating Segments [Line Items]
Revenues	113,789	119,507	134,001
Sweden
Disclosure Of Operating Segments [Line Items]
Revenues	45,812	47,273	48,749
The Netherlands
Disclosure Of Operating Segments [Line Items]
Revenues	26,507	26,921	25,582
Finland
Disclosure Of Operating Segments [Line Items]
Revenues	20,589	22,178	23,353
Other
Disclosure Of Operating Segments [Line Items]
Revenues	$ 100,672	$ 80,599	$ 64,860